Operating Segment and Revenue Information - Schedule of Revenue by Type of Good or Service (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 3,569,006	¥ 3,197,812	¥ 3,291,188
Sales of pharmaceutical products
Disclosure of products and services [line items]
Revenue from contracts with customers	3,295,723	3,105,376	3,204,152
Out-licensing and service income
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 273,283	¥ 92,436	¥ 87,036